Subsequent Event - Additional Information (Detail) - Kyocera Telecom Equipment (Malaysia) Sdn. Bhd. - MYR	May 01, 2017	Mar. 31, 2017
Subsequent Event [Line Items]
Capital		MYR 28,000,000
Subsequent Event
Subsequent Event [Line Items]
Board of Directors resolution date for liquidation	May 01, 2017